Description of the Plan (Details) - EBP 002		12 Months Ended
	Sep. 30, 2024 USD ($)	Dec. 31, 2025 USD ($) mutual_fund common_stock_fund money_market_fund	Dec. 31, 2024 USD ($)
EBP, Description of Plan [Line Items]
Pre-tax contributions and Roth contributions, minimum		1.00%
Pre-tax contributions and Roth contributions, maximum		50.00%
After tax contributions, minimum		1.00%
After tax contribution, maximum		15.00%
Maximum amount of base pay		50.00%
Employer matching percentage		50.00%
Employer contribution, percentage of participation contribution matched		10.00%
Participant contribution, vesting percentage		100.00%
Number of mutual funds | mutual_fund		23
Number of money market fund | money_market_fund		1
Number of common stock funds prohibiting new investments | common_stock_fund		2
Participant notes receivable, minimum borrowing amount		$ 1,000
Participant notes receivable, maximum borrowing amount		$ 50,000
Participant notes receivable, maximum borrowing amount, vested amount		50.00%
Participant notes receivable maximum borrowing term		5 years
Forfeitures during the plan year		$ 201,550	$ 122,504
Assets transferred into the plan	$ 29,853,943	$ 0	$ 29,853,943
Minimum
EBP, Description of Plan [Line Items]
Notes receivable from participants, interest rate		4.25%	4.25%
Maximum
EBP, Description of Plan [Line Items]
Notes receivable from participants, interest rate		9.50%	9.50%
EBP Vesting Tranche One
EBP, Description of Plan [Line Items]
Employer contribution, vesting percentage		40.00%
Employer contribution, vesting, years of service		2 years
EBP Vesting Tranche Two
EBP, Description of Plan [Line Items]
Employer contribution, vesting percentage		60.00%
Employer contribution, vesting, years of service		3 years
EBP Vesting Tranche Three
EBP, Description of Plan [Line Items]
Employer contribution, vesting percentage		80.00%
Employer contribution, vesting, years of service		4 years
EBP Vesting Tranche Four
EBP, Description of Plan [Line Items]
Employer contribution, vesting percentage		100.00%
Employer contribution, vesting, years of service		5 years